Trade and other receivables, net - Aging of trade receivables, net of provision for impairment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	$ 1,040	$ 1,059
Current
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	962	954
Past due 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	59	73
Past due 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	9	13
Past due 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	4	8
Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	$ 6	$ 11